PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2021
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

21.PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

Provision for income taxes consists of the following for the years ended December 31, 2021 and 2020:

	2021	2020
Current:
Federal	$3,382,708	$3,543,578
State	5,162	1,544,371
Total Current	3,387,870	5,087,949
Deferred:
Federal	(322,017)	1,229,887
State	232,249	100,697
Total Deferred	(89,768)	1,330,584
Total Provision for Income Taxes	$3,298,102	$6,418,533

As of December 31, 2021 and 2020, the components of deferred tax assets and liabilities were as follows:

	2021	2020
Deferred Tax Assets:
Allowance for Doubtful Accounts	$984,437	$13,992
Inventory Reserve	219,474	—
Deferred Rent	18,978	25,995
Accrued Expenses	131,916	—
Operating Lease Liabilities	606,718	—
Non-qualified Stock Options	809,992	572,999
Loss on Disposal of Subsidiary	1,720,979	—
Operating Losses	19,488,540	5,937,406
Other	—	6,130
Total Deferred Tax Assets	23,981,034	6,556,522
Valuation Allowance	(22,495,563)	(6,510,405)
Net Deferred Tax Assets	$1,485,471	$46,117

21.PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Continued)

	2021	2020
Deferred Tax Liabilities:
Contingent Consideration	$(1,203,039)	$—
Property, Plant & Equipment	(937,801)	(1,273,724)
Right-of-Use Assets	(598,774)	—
State Taxes	(76,672)	—
Other	—	(192,976)
Total Deferred Tax Liabilities	(2,816,286)	(1,466,700)
Net Deferred Tax Liabilities	$(1,330,815)	$(1,420,583)

The reconciliation between the effective tax rate on income and the statutory tax rate is as follows for the years ended December 31, 2021 and 2020:

	2021	2020
Income Tax Benefit at Federal Rate	$(8,634,892)	$(505,820)
State Taxes and Fees	1,435,198	1,464,420
IRS Section 280E Disallowance	1,922,244	914,042
Uncertain Tax Position	420,976	306,115
Change in Valuation Allowance	15,810,756	4,279,589
State Tax Carryforwards	(3,928,330)	—
Excess Accrual of Prior Year Taxes	(3,425,023)	—
Interest on Convertible Debt	—	160,588
Other Permanent Differences	(302,827)	(200,401)
Reported Income Tax Expense	$3,298,102	$6,418,533

As the Company operates in the cannabis industry, it is subject to the limits of IRC Section 280E (“Section 280E”) for U.S. federal income tax purposes under which the Company is only allowed to deduct expenses directly related to the cost of goods sold (COGS) of its products. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under Section 280E, and the Company deducts all operating expenses on its state tax returns.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for years ended December 31, 2021 and 2020 is as follows:

	2021	2020
Balance at Beginning of Year	$849,358	$543,243
IRS Section 280E Positions Acquired	178,712	—
IRS Section 280E Positions	420,976	306,115
Balance at End of Year	$1,449,046	$849,358

21.PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Continued)

The Company has determined that the tax impact of its corporate overhead allocation was not more likely than not to be sustained on the merits as required under ASC 740 “Income Taxes” due to the evolving interpretations of Section 280E. As a result, the Company included in the balance of total unrecognized tax benefits as of December 31, 2021 and 2020, potential benefits of $1,449,046 and $849,358, respectively, that if recognized would impact the effective tax rate on income from operations. Unrecognized tax benefits that reduce a net operating loss, similar to tax loss or tax credit carryforwards, are presented as a reduction to deferred income taxes.

The Company’s evaluation of tax positions was performed for those tax years which remain open to for audit. The Company may from time to time, be assessed interest or penalties by the taxing authorities, although any such assessments historically have been minimal and immaterial to the Company’s financial results. In the event the Company is assessed for interest and/or penalties, such amounts will be classified as income tax expense in the financial statements.

As of December 31, 2021, the Company’s federal tax returns since 2018 and state tax returns since 2017 are still subject to adjustment upon audit. No tax returns are currently being examined by any taxing authorities. While it is reasonably possible that certain portions of the unrecognized tax benefit may change from a lapse in applicable statute of limitations, it is not possible to reasonably estimate the effect of any amount of such a change to previously recorded uncertain tax positions in the next 12 months.